EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of the computation of basic and diluted net earnings per common share
	Year ended December 31,
	2024	2023	2022

Numerator:
Net income attributable to ordinary shares – basic and diluted	$12,614	$114,963	$97,479

Denominator:
Number of ordinary shares outstanding during the year	47,281,588	47,128,232	44,871,149
Weighted average effect of dilutive securities:
Employee options and restricted share units	2,274,189	2,945,753	3,200,489

Diluted number of ordinary shares outstanding	49,555,777	50,073,985	48,071,638

Basic net earnings per ordinary share	$0.27	$2.44	$2.17

Diluted net earnings per ordinary share	$0.25	$2.30	$2.03

Potential ordinary shares equivalents excluded because their effect would have been anti-dilutive	958,583	-	456,696